SCHEDULE OF WARRANTY DEPOSIT IN ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Total	$ 2,963,291	$ 2,839,750
Within One Year [Member]
Total	2,364,440	2,321,940
One and Two Years [Member]
Total	262,346	336,519
Two and Three Years [Member]
Total	122,525	56,542
Three and Four [Member]
Total	17,479	4,568
Greater Than 4 Years [Member]
Total	$ 196,501	$ 120,181